Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) customer	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jan. 01, 2019 USD ($)
Accounting Policies [Table] [Line Items]
Number of customers (more than) | customer		1,000,000
Pretax AFUDC Rate	5.84%	3.48%	2.42%	2.73%
Composite depreciation and amortization rate	2.78%	2.96%	2.77%	2.80%
Impairment of oil and gas			$ 38,000
Regulated revenue billing cycle		19 days
Duration of cost of gas recovered or refunded		12 months
Gross revenue taxes	$ 24,200	$ 81,800	$ 82,500	$ 75,100
Right of use asset		40,004			$ 43,200
Lease liabilities		$ 59,500
Prepaid or deferred rent					15,700
ASU 2016-02
Accounting Policies [Table] [Line Items]
Right of use asset					43,200
Lease liabilities					58,900
Prepaid or deferred rent					$ 15,700